Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	VinFast Auto Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001913510
Amendment Flag	false